INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Inventory [Line Items]
Raw materials	$ 15,312	$ 13,376
Finished products	9,519	15,817
Inventory, Net	$ 24,831	$ 29,193